Significant Accounting Policies - Schedule of Translation of Amounts (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
RMB [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	7.21
Balance sheet items, except for equity accounts [Member] | HKD [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	7.85	7.81
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	7.17	7.27
Balance sheet items, except for equity accounts [Member] | VND [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	26,103	25,455
Balance sheet items, except for equity accounts [Member] | SGD [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	1.27
Statement of operations and cash flow [Member] | HKD [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	7.79	7.82	7.84
Statement of operations and cash flow [Member] | RMB [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts		7.21	6.95
Statement of operations and cash flow [Member] | VND [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	25,420	24,548	23,706
Statement of operations and cash flow [Member] | SGD [Member]
Foreign Currency Exchange Rates [Line Items]
Translation of amounts	1.33